Stock Options - Options to Purchase Common Shares (Details) (10Q) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,427,488	907,500	632,500	515,000
Weighted average exercise price, options outstanding	$ 1.08	$ 3.30	$ 3.30	$ 2.60
Weighted average grant-date stock price, options outstanding	$ 0.51
Number of options exercisable	524,167	679,376
Weighted average exercise price, options exercisable	$ 2.64	$ 3.20
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,710,821	130,000
Weighted average exercise price, options outstanding	$ 0.50	$ 1.00
Weighted average grant-date stock price, options outstanding	$ 0.5	$ 10.00
Number of options exercisable	130,000	130,000
Weighted average exercise price, options exercisable	$ 1.00	$ 1.00
Weighted average grant-date stock price, options exercisable	$ 10.00	$ 10.00
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	50,000	10,000
Weighted average exercise price, options outstanding	$ 0.96	$ 1.50
Weighted average grant-date stock price, options outstanding	$ 0.96	$ 1.50
Number of options exercisable	2,500	123,750
Weighted average exercise price, options exercisable	$ 1.50
Weighted average grant-date stock price, options exercisable	$ 0.40
Stock Options Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options exercisable		$ 2.00
Weighted average grant-date stock price, options exercisable		2.00
Stock Options Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options exercisable		2.70
Weighted average grant-date stock price, options exercisable		$ 2.70
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	130,000	287,500
Weighted average exercise price, options outstanding	$ 1.00
Weighted average grant-date stock price, options outstanding	$ 10.00
Number of options exercisable	177,500	171,667
Stock Options Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		$ 2.00
Weighted average grant-date stock price, options outstanding		2.00
Weighted average exercise price, options exercisable	$ 2.00	3.10
Weighted average grant-date stock price, options exercisable	2.00	3.10
Stock Options Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		2.70
Weighted average grant-date stock price, options outstanding		2.70
Weighted average exercise price, options exercisable	2.70	3.80
Weighted average grant-date stock price, options exercisable	$ 2.70	$ 3.80
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	10,000	220,000
Weighted average exercise price, options outstanding	$ 1.50
Weighted average grant-date stock price, options outstanding	$ 0.40
Number of options exercisable	108,334	193,959
Stock Options Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		$ 3.10
Weighted average grant-date stock price, options outstanding		3.10
Weighted average exercise price, options exercisable	$ 3.10	4.00
Weighted average grant-date stock price, options exercisable	3.10	4.00
Stock Options Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		3.80
Weighted average grant-date stock price, options outstanding		3.80
Weighted average exercise price, options exercisable	3.80	4.70
Weighted average grant-date stock price, options exercisable	$ 3.80	$ 4.70
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	287,500	199,167
Number of options exercisable	45,833	60,000
Weighted average exercise price, options exercisable		$ 5.10
Weighted average grant-date stock price, options exercisable		5.10
Stock Options Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 2.00	4.00
Weighted average grant-date stock price, options outstanding	2.00	4.00
Weighted average exercise price, options exercisable	4.00
Weighted average grant-date stock price, options exercisable	4.00
Stock Options Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	2.70	4.70
Weighted average grant-date stock price, options outstanding	2.70	$ 4.70
Weighted average exercise price, options exercisable	4.70
Weighted average grant-date stock price, options exercisable	$ 4.70
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	130,000	60,000
Weighted average exercise price, options outstanding		$ 5.10
Weighted average grant-date stock price, options outstanding		$ 5.10
Number of options exercisable	60,000
Weighted average exercise price, options exercisable	$ 5.10
Weighted average grant-date stock price, options exercisable	5.10
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	3.10
Weighted average grant-date stock price, options outstanding	3.10
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	3.80
Weighted average grant-date stock price, options outstanding	$ 3.80
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	49,167
Stock Options Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 4.00
Weighted average grant-date stock price, options outstanding	4.00
Stock Options Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	4.70
Weighted average grant-date stock price, options outstanding	$ 4.70
Stock Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	60,000
Weighted average exercise price, options outstanding	$ 5.10
Weighted average grant-date stock price, options outstanding	$ 5.10